Revenue from services provided to customers - Schedule of Disaggregation of Brokerage Commissions Revenue (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Product Information [Line Items]
Commissions	¥ 279,857	¥ 332,344	¥ 376,897
Brokerage commissions [Member]
Product Information [Line Items]
Commissions	190,778	236,353	262,286
Commissions for distribution of investment trust [Member]
Product Information [Line Items]
Commissions	30,268	43,695	68,794
Other commissions [Member]
Product Information [Line Items]
Commissions	¥ 58,811	¥ 52,296	¥ 45,817